Document and Entity Information	Jun. 24, 2026
Cover [Abstract]
Entity Registrant Name	Absci Corp
Amendment Flag	false
Entity Central Index Key	0001672688
Document Type	8-K
Document Period End Date	Jun. 24, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40646
Entity Tax Identification Number	85-3383487
Entity Address, Address Line One	18105 SE Mill Plain Blvd
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98683
City Area Code	(360)
Local Phone Number	949-1041
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ABSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false